Note 10 - Long-term Government Loan Payable and Government Grant (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about government loans and government grants [text block]
	Government Loan	Government Grant	Total
Balance at January 1, 2023	$3,777	$1,121	$4,898
FedNor loan (Nickel Study) - February 2023	250	—	250
Accretion	272	(272)	—
Balance at December 31, 2023	$4,299	$849	$5,148
FedNor - February 2024	2,267	—	2,267
FedNor - April 2024	2,000	—	2,000
FedNor loan (Nickel Study) - Payment	(45)	—	(45)
FedNor - August 2024	1,000	—	1,000
Allocation to government grant	(2,275)	2,275	—
Accretion	578	—	578
Balance at December 31, 2024	$7,824	$3,124	$10,948